Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 4,496,588	$ 6,732,601
Loans receivable - third parties, net of provision for loan losses of $6,426,307 and $2,197,571 as of December 31, 2016 and 2015, respectively	148,293,427	137,602,481
Loans receivable - related parties, net of provision for loan losses of nil and $11,137 as of December 31, 2016 and 2015, respectively		1,102,593
Interest and fee receivable	1,075,410	673,626
Amount due from a related party		1,653,839
Cost method investment	3,599,831	3,851,071
Property and equipment, net	88,463	116,298
Intangible asset, net	55,480
Deferred tax assets	861,607	243,440
Other assets	485,765	374,387
Total Assets	158,956,571	152,350,336
Liabilities
Short-term bank loans	7,472,530
Loans from a related party, a cost investment investee	14,399,324	15,404,285
Secured loan	14,154,968	24,739,282
Dividends payable	4,108,721	6,623,843
Taxes payable	1,125,379	1,235,241
Convertible promissory note payable	650,000
Other liabilities	3,876,502	977,831
Total liabilities	45,787,424	48,980,482
Commitments and Contingencies
Shareholders ' Equity
Ordinary Shares, no par value; unlimited shares authorized; 22,898,864 and 20,000,000 shares issued and outstanding as of December 31, 2016, and 2015, respectively
Additional paid-in capital	91,644,559	94,723,964
Statutory reserves	6,536,238	4,667,254
Retained earnings	15,691,462	6,064,526
Accumulated other comprehensive loss	(9,616,439)	(2,085,890)
Total Shareholders' Equity	104,255,820	103,369,854
Total Liabilities and Shareholders' Equity	158,956,571	152,350,336
Preferred Class A [Member]
Convertible Redeemable Class A Preferred Shares
Preferred Shares, no par value, unlimited shares authorized; 715,000 and nil shares issued and outstanding as of December 31, 2016 and 2015, respectively	$ 8,913,327